Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2019	2018
	(Millions of yen)
Land	273,014	272,443
Buildings	1,658,270	1,629,683
Machinery and equipment	1,802,624	1,789,226
Construction in progress	77,953	67,045
Finance lease right-of-use assets	4,999	4,517

	3,816,860	3,762,914
Less accumulated depreciation	(2,727,189)	(2,671,922)

	1,089,671	1,090,992